Marketable Securities (Summary of Investment Securities in an Unrealized Loss Position) (Details) (Corporate debt securities, USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Corporate debt securities
Schedule of Held-to-maturity Securities [Line Items]
Unrealized Losses, Less than 12 months	$ (170)
Unrealized Losses, 12 months or more	(170)
Unrealized Losses, Total	(340)
Fair value, Less than 12 months	18,936
Fair value, 12 months or more	15,573
Fair value, Total	$ 34,509